Formation of LiveXLive Tickets, Inc. and Acquisition of Wantickets' Assets (Details)	May 31, 2017 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price	$ 3,340,000
Fixed Assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price	109,000
Goodwill [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price	1,321,300
Trademark/Trade Name [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price	431,100
Software [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price	1,003,600
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price	368,600
Domain Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price	$ 106,400